Commitments and Contingencies	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 16 – Commitments and contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity. As of the fiscal year ended June 30, 2017, four out of five Yulong operating companies were subject to 40 civil lawsuits with judgment amounts of approximately $4,027,858 (RMB 27,311,296) in the aggregate, of which unpaid amounts of approximately $106,366 (RMB 721,225) has already been included in capital lease obligations regarding lease agreement for purchasing 10 vehicles from Xuchang Tongli, approximately $24,892 (RMB168,780) already included in violation of laws and regulations, approximately $361,784 (RMB 2,453,111) already included in bank loans, and approximately $411,810 (RMB 2,792,317) already included in other payables as of June 30, 2017. The remaining balances included $1,785,144 (RMB 12,104,346) related to the guarantee with details shown in notes ‘Guarantees’, approximately $127,230 (RMB 862,708) related to the purchase commitment, with details shown in notes “Purchase commitment” and $1,210,632 (RMB 8,208,809) was pertinent to legal actions filed by various individuals.

Illegal occupation of land

On October 18, 2016, Pingdingshan Land Resources Bureau applied to the court to enforce the execution of Ping Guo Tu Zi Fa Zi (2016) no.65 Administrative Penalty Decision that the Company shall:

(1) return 7,137.26 square meters of land which the Company occupied illegally;

(2) dismantle the new buildings and other facilities on the 7,137.26 square meters of land which the Company occupied illegally, and restore the original appearance of the land;

(3) pay a fine on the basis that illegal occupation of 5,951.4 square meters of general cultivated land at a fine of RMB 16.00 per square meter, i.e. $14,043 (RMB 95,222), and 1,185.86 square meters of other land fines per square meter RMB 3.00, i.e. $525 (RMB 3,558) , resulting in a total of $14,568 (RMB 98,780).

On November 29, 2016, Pingdingshan Environmental Protection Bureau applied to the court to enfore the execution of Ping Huan Fa Zi (2015) no.26 Administrative Penalty Decision that the Company shall:

(1) cease its trial production;

(2) pay a fine of $10,324 (RMB 70,000).

Total unpaid amount related to illegal occupation of land was approximately $24,892 (RMB168,780).

Purchase commitment

On November 10, 2012, the Company entered into a sales and purchase contract with an unrelated third party, Xian Oriental Fuxing Machinery Co., Ltd (“Xian Oriental Fuxing”) with a contract amount of $411,468 (RMB 2,790,000). As of June 30, 2017, the Company already paid $287,585 (RMB 1,950,000) to Xian Oriental Fuxing. According to the verdict issued on September 24, 2016, the court ruled that the Company was obligated to pay the remaining amount of $123,883 (RMB 840,000) and litigation costs of $3,349 (RMB 22,708).

Guarantees

As of June 30, 2017, the Company guaranteed approximately $1.8 million for a bank loan of an unrelated third-party as follows:

Name	Guaranteed amount	Guarantee expiration date
Pingdingshan Orr Business Co., Ltd (1)	$1,785,144	January 5, 2018
Total	$1,785,144

(1) According to the verdict issued on March 16, 2017, the court ruled that the borrower was required to remit the loan principal in an amount of $1,769,755 (RMB 12 million) and the litigation in an amount of $15,389 (RMB 104,346). Although the loan matured on January 6, 2016, the guarantee term will be expired on January 5, 2018. Accordingly, the Company has accrued a liability in connection with such guarantee.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Yulong WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.